FINANCE INCOME AND EXPENSES - Interest earned and other finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest earned	$ 4,132	$ 1,670
Accretion income on deferred consideration	1,998	96
Total interest earned and other finance income	$ 6,130	$ 1,766